HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about hedging assets
The following table summarises the fair value of the assets and liabilities related to derivative financial instruments and the respective line items in which they were recorded in the consolidated statement of financial position as at the dates presented. All derivative instruments are classified as Level 2 within the fair value hierarchy. Discussion of the Group’s other financial assets and liabilities is contained elsewhere in these financial statements. Refer to Note 7 for trade accounts receivable, Note 12 for trade and other payables, Note 11 for borrowings and Note 17 for amounts receivable and payable with related parties.

		31 December 2018	31 December 2017
Hedging instrument	Location – statement of financial position	€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative assets	1	1
Foreign currency contracts	Current derivative assets	9	12
Commodity Contracts	Current derivative assets	3	—
	Total	13	13
Derivatives not designated as hedging instruments:
Commodity contracts	Non-current derivative assets	1	1
Commodity contracts	Current derivative assets	1	8
	Total	2	9
Total Assets		15	22
Liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative liabilities	49	93
Commodity Contracts	Non-current derivative liabilities	1	—
Foreign currency contracts	Current derivative liabilities	1	—
Commodity contracts	Current derivative liabilities	17	—
	Total	68	93
Derivatives not designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	1	—
Commodity contracts	Current derivative liabilities	2	1
	Total	3	1
Total Liabilities		71	94

Disclosure of detailed information about hedging liabilities
The following table summarises the fair value of the assets and liabilities related to derivative financial instruments and the respective line items in which they were recorded in the consolidated statement of financial position as at the dates presented. All derivative instruments are classified as Level 2 within the fair value hierarchy. Discussion of the Group’s other financial assets and liabilities is contained elsewhere in these financial statements. Refer to Note 7 for trade accounts receivable, Note 12 for trade and other payables, Note 11 for borrowings and Note 17 for amounts receivable and payable with related parties.

		31 December 2018	31 December 2017
Hedging instrument	Location – statement of financial position	€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative assets	1	1
Foreign currency contracts	Current derivative assets	9	12
Commodity Contracts	Current derivative assets	3	—
	Total	13	13
Derivatives not designated as hedging instruments:
Commodity contracts	Non-current derivative assets	1	1
Commodity contracts	Current derivative assets	1	8
	Total	2	9
Total Assets		15	22
Liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative liabilities	49	93
Commodity Contracts	Non-current derivative liabilities	1	—
Foreign currency contracts	Current derivative liabilities	1	—
Commodity contracts	Current derivative liabilities	17	—
	Total	68	93
Derivatives not designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	1	—
Commodity contracts	Current derivative liabilities	2	1
	Total	3	1
Total Liabilities		71	94

Disclosure of detailed information about hedging instruments
The following table summarises the Group’s outstanding cash flow hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euros using the respective year end spot rate):

	Notional maturity profile
	Total	Less than one year	1 to 3 years	3 to 5 years
Cash flow hedges	€ million	€ million	€ million	€ million
Foreign currency	1,221	236	22	963
As at 31 December 2016	1,221	236	22	963
Foreign currency	1,214	196	526	492
As at 31 December 2017	1,214	196	526	492
Foreign currency	1,255	227	1,028	—
Commodity	237	212	25	—
As at 31 December 2018	1,492	439	1,053	—

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting
The following table summarises the net of tax effect for cash flow hedges that settled for the periods presented within the consolidated income statement:

		Amount of gain (loss) reclassified from the hedging reserve into profit
		31 December 2018	31 December 2017	31 December 2016
Cash flow hedging instruments	Location – income statement	€ million	€ million	€ million
Foreign currency contracts	Cost of sales	4	7	5
Foreign currency contracts	Selling and distribution expenses	—	—	(1)
Foreign currency contracts(A)	Non-operating items	43	(123)	49
Total		47	(116)	53

(A) The gain/(loss) recognised on these currency contracts is offset by the gain/(loss) recognised on the remeasurement of the underlying debt instruments; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement.

Disclosure of gains (losses) recognized from non-designated derivative financial instruments
The following table summarises the gains (losses) recognised from non-designated derivative financial instruments in the consolidated income statement for the years presented:

		31 December 2018	31 December 2017	31 December 2016
Non-designated hedging instruments	Location – income statement	€ million	€ million	€ million
Commodity contracts	Cost of sales	1	20	8
Commodity contracts	Selling and distribution expenses	—	(2)	10
Foreign currency contracts(A)	Non-operating items	(4)	13	17
Total		(3)	31	35
(A) The gain (loss) recognised on these currency contracts is offset by the gain (loss) recognised on the remeasurement of the underlying hedged items; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement